Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement Of Cash Flows [Line Items]
Money market paper in financial assets at fair value not held for trading	$ 6,922	$ 2,431
Money market paper in other financial assets measured at amortized cost	377	340
Money market paper in financial assets measured at fair value through other comprehensive income	0	140
Money market paper in financial assets at fair value held for trading	31	$ 127
Swisscard
Statement Of Cash Flows [Line Items]
Cash proceeds	$ 506
Proportion of ownership interest in joint venture	50.00%